Stockholders' Deficit - Disclosure of Temporary Equity (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Aug. 14, 2018
Temporary Equity [Line Items]
Shares Authorized	194,135,415	26,159,128
Shares Outstanding	0	139,910
Net Carrying Value	$ 0	$ 29,733
Liquidation Preference	$ 0	$ 72,110
Series A [Member]
Temporary Equity [Line Items]
Shares Authorized	13,006,028	18,165,136
Shares Outstanding		86,703
Price per Share	$ 490.5	$ 490.5
Net Carrying Value		$ 19,535
Liquidation Preference		$ 53,162
Series A-1 [Member]
Temporary Equity [Line Items]
Shares Authorized	1,531,734	1,531,734
Shares Outstanding		10,208
Price per Share	$ 393	$ 393
Net Carrying Value		$ 2,604
Liquidation Preference		$ 4,013
Series A-2 [Member]
Temporary Equity [Line Items]
Shares Authorized	173,135,395
Price per Share	$ 47.67
Series Seed [Member]
Temporary Equity [Line Items]
Shares Authorized	1,133,701	1,133,701
Shares Outstanding		7,546
Price per Share	$ 300	$ 300	$ 300
Net Carrying Value		$ 2,267
Liquidation Preference		$ 2,267
Series Seed-1 [Member]
Temporary Equity [Line Items]
Shares Authorized	359,375	359,375
Shares Outstanding		2,393
Price per Share	$ 210	$ 210
Net Carrying Value		$ 719
Liquidation Preference		$ 503
Series Seed-2 [Member]
Temporary Equity [Line Items]
Shares Authorized	250,000	250,000
Shares Outstanding		1,666
Price per Share	$ 60	$ 60
Net Carrying Value		$ 160
Liquidation Preference		$ 100
Series Seed-3 [Member]
Temporary Equity [Line Items]
Shares Authorized	37,313	37,313
Shares Outstanding		248
Price per Share	$ 100.5	$ 100.5
Net Carrying Value		$ 25
Liquidation Preference		$ 25
Series Seed-4 [Member]
Temporary Equity [Line Items]
Shares Authorized	21,131	21,131
Shares Outstanding		140
Price per Share	$ 177	$ 177
Net Carrying Value		$ 15
Liquidation Preference		$ 25
Series Seed-5 [Member]
Temporary Equity [Line Items]
Shares Authorized	512,425	512,425
Shares Outstanding		3,414
Price per Share	$ 283.5	$ 283.5
Net Carrying Value		$ 425
Liquidation Preference		$ 968
Series Seed-6 [Member]
Temporary Equity [Line Items]
Shares Authorized	122,500	122,500
Shares Outstanding		815
Price per Share	$ 300	$ 300
Net Carrying Value		$ 104
Liquidation Preference		$ 245
Series Seed-7 [Member]
Temporary Equity [Line Items]
Shares Authorized	257,797	257,797
Shares Outstanding		1,716
Price per Share	$ 355.5	$ 355.5
Net Carrying Value		$ 235
Liquidation Preference		$ 611
Series Seed-8 [Member]
Temporary Equity [Line Items]
Shares Authorized	665,588	665,588
Shares Outstanding		4,410
Price per Share	$ 417	$ 417
Net Carrying Value		$ 659
Liquidation Preference		$ 1,850
Series Seed-9 [Member]
Temporary Equity [Line Items]
Shares Authorized	2,754,796	2,754,796
Shares Outstanding		18,344
Price per Share	$ 393	$ 393
Net Carrying Value		$ 2,644
Liquidation Preference		$ 7,218
Series Seed-9 [Member]
Temporary Equity [Line Items]
Shares Authorized	20,414	20,414
Shares Outstanding		136
Price per Share	$ 393	$ 393
Net Carrying Value		$ 20
Liquidation Preference		$ 53
Series Seed-10 [Member]
Temporary Equity [Line Items]
Shares Authorized	327,218	327,218
Shares Outstanding		2,171
Price per Share	$ 490.5	$ 490.5
Net Carrying Value		$ 321
Liquidation Preference		$ 1,070